Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000028538
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	$ 10,000		$ 10,404	$ 11,300	$ 11,505	$ 13,979	$ 11,350	$ 16,114	$ 11,944	$ 11,666	$ 15,212	$ 15,851
Alliance Bernstein Index: MSCI World Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (net)
Accumulated Value	10,000		10,118	12,423	12,567	14,162	14,780	20,755	16,920	18,693	24,988	30,490
Alliance Bernstein Index: FTSE EPRA/NAREIT Developed RE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE EPRA/NAREIT Developed Real Estate Index (net)
Accumulated Value	10,000		10,248	10,875	10,908	13,120	10,112	14,371	10,785	10,135	13,020	13,465
Alliance Bernstein Index: FTSE NAREIT Equity REIT Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE NAREIT Equity REIT Index (net)
Accumulated Value	$ 10,000		$ 10,563	$ 11,030	$ 11,038	$ 13,487	$ 10,476	$ 15,728	$ 12,686	$ 11,761	$ 15,886	$ 15,587